Other expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Other Expenses

	December 31, 2025	December 31, 2024	December 31, 2023

Non-tenant electricity expense	$3,233,510	$3,266,224	$1,834,479
Commissions paid	140,804	228,050	127,513
Others	149,223	1,658,111	1,075,121

Total	$3,523,537	$5,152,385	$3,037,113